Unsecured senior notes (Tables)	9 Months Ended
Sep. 30, 2019
Unsecured senior notes
Schedule of unsecured senior notes

			Effective interest rate
	As of
	December 31, 2018	September 30, 2019
	RMB	RMB
US$ 500,000 3.125 % notes due 2021	3,413,264	3,523,467	3.37%
US$ 500,000 3.875 % notes due 2026	3,372,879	3,480,997	4.15%

Carrying value	6,786,143	7,004,464
Unamortized discount and debt issuance costs	77,057	68,436

Total principal amounts of unsecured senior notes	6,863,200	7,072,900